UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649
                                                     ---------

                           EII Realty Securities Trust
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               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
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               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478
                                                            ------------

                     Date of fiscal year end: June 30, 2004
                                              -------------

                  Date of reporting period: September 30, 2004
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


E.I.I REALTY SECURITIES TRUST
E.I.I REALTY SECURITIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004 (UNAUDITED)


COMMON STOCKS -- 94.91%                                SHARES       MARKET VALUE
                                                     ---------      ------------
   AMB Property Corp.                                    9,400     $   1,828,788
   Archstone-Smith Trust                               140,033         4,430,644
   Avalonbay Communities, Inc.                          38,571         2,322,746
   BioMed Realty Trust, Inc.                            35,000           615,650
   Boston Properties, Inc.                              72,947         4,040,534
   Brandywine Realty Trust                              82,139         2,339,319
   Brookfield Properties Corp.                         109,283         3,525,470
   Catellus Development Corp.                           54,850         1,454,074
   CBL & Associates Properties, Inc.                    13,200           804,540
   CenterPoint Properties Trust                         56,686         2,470,376
   Chelsea Property Group, Inc.                         29,920         2,007,632
   Developers Diversified Realty Corp.                  89,577         3,506,940
   Duke Realty Corp.                                   104,595         3,472,554
   Equity Residential                                   33,000         1,023,000
   Essex Property Trust, Inc.                           41,695         2,995,786
   General Growth Properties, Inc.                      90,321         2,799,951
   Health Care Property Investors, Inc.                108,932         2,832,232
   Hilton Hotels Corp.                                  96,696         1,821,753
   Host Marriott Corp.                                 308,545         4,328,887
   Kimco Realty Corp.                                  105,832         5,429,182
   The Macerich Co.                                     73,132         3,897,205
   Mack-Cali Realty Corp.                               24,929         1,104,355
   Manufactured Home Communities, Inc.                  47,900         1,592,196
   The Mills Corp.                                      36,600         1,898,442
   Pan Pacific Retail Properties                        19,000         1,027,900
   ProLogis                                            119,022         4,194,335
   Public Storage, Inc.                                 83,915         4,157,988
   Regency Centers Corp.                                78,533         3,650,997
   The Rouse Co.                                        39,628         2,650,321
   Shurgard Storage Centers, Inc.                       28,257         1,096,372
   Simon Property Group, Inc.                           89,116         4,779,291
   SL Green Realty Corp.                                29,600         1,533,576
   United Dominion Realty Trust, Inc.                   93,866         1,861,363
   Ventas, Inc.                                        118,500         3,071,520
   Vornado Realty Trust                                 87,139         5,461,873
                                                     ---------     -------------

   TOTAL COMMON STOCK (Cost $71,003,490)                              96,027,789
                                                                   -------------

E.I.I REALTY SECURITIES TRUST
E.I.I REALTY SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
SEPTEMBER 30 ,2004 (UNAUDITED)



   TEMPORARY INVESTMENT - 3.69%                       PAR(000)         VALUE
   Provident Institutional Funds, Treasury           ---------     -------------
     Trust Portfolio                                 $   3,735     $   3,735,628
                                                                   -------------

   TOTAL TEMPORARY INVESTMENT (Cost $3,735,628)                        3,735,628
                                                                   -------------

   TOTAL INVESTMENTS - 98.60% (Cost $71,003,490)                      99,763,417

   OTHER ASSETS IN EXCESS OF LIABILITIES - 1.40%                       1,411,323
                                                                   -------------

   TOTAL NET ASSETS - 100.0%                                       $ 101,174,740
                                                                   =============

E.I.I. REALTY SECURITIES TRUST
E.I.I INTERNATIONAL PROPERTY FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS

SEPTEMBER 30,2004 (UNAUDITED)



                                                      NUMBER OF
COMMON STOCK -- 94.72%                                 SHARES         VALUE ($)
                                                     -----------   -------------
AUSTRALIA -- 5.00%
   PRIME RETAIL GROUP DEFERRED LINE *                    7,000     $      23,223
   STOCKLAND TRUST CO. *                                21,000            86,552
   WESTFIELD GROUP *                                    21,800           240,178
--------------------------------------------------------------------------------
TOTAL AUSTRALIA SECURITIES                                               349,953
(COST $343,107)


FRANCE -- 13.51%
   GECINA                                                5,150           434,950
   SOCIETE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE
     ET LE COMMERCE                                      1,800           137,266
   UNIBAIL                                               3,100           373,279
--------------------------------------------------------------------------------
TOTAL FRANCE SECURITIES                                                  945,495
(COST $880,570)


HONG KONG -- 10.13%
   HENDERSON LAND DEVELOPMENT CO., LTD.                 41,000           196,113
   SHANGRI-LA ASIA LTD.                                200,000           215,438
   SINO LAND COMPANY LTD.                              400,000           297,510
--------------------------------------------------------------------------------
TOTAL HONG KONG SECURITIES                                               709,062
(COST $609,337)


ITALY -- 5.44%
   AEDES S.P.A. LIGURE LOMBARDA PER IMPRESE E
     COSTRUZIONI *                                      27,300           121,725
   PIRELLI & C REAL ESTATE S.P.A.                        2,400            99,619
   RISANAMENTO S.P.A.                                   88,150           159,516
--------------------------------------------------------------------------------
TOTAL ITALY SECURITIES                                                   380,860
(COST $369,585)


JAPAN -- 16.12%
   AEON MALL CO., LTD.                                   5,000           285,351
   DAITO TRUST CONSTRUCTION CO., LTD.                    2,600           105,213
   DAIWA HOUSE INDUSTRY CO., LTD.                       16,000           156,349
   MITSUBISHI ESTATE CO.                                21,000           219,117
   MITSUI FUDOSAN CO., LTD.                             34,800           361,845
--------------------------------------------------------------------------------
TOTAL JAPAN SECURITIES                                                 1,127,875
(COST $1,189,761)

E.I.I. REALTY SECURITIES TRUST
E.I.I INTERNATIONAL PROPERTY FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)

SEPTEMBER 30,2004 (UNAUDITED)



                                                      NUMBER OF
COMMON STOCK (CONTINUED)                               SHARES         VALUE ($)
                                                     -----------   -------------
SINGAPORE -- 7.59%
   ASCENDAS REAL ESTATE INVESTMENT TRUST               209,000     $     192,415
   HONGKONG LAND HOLDINGS LTD.                         105,000           206,850
   KEPPEL LAND LTD.                                    117,000           132,039
--------------------------------------------------------------------------------
TOTAL SINGAPORE SECURITIES                                               531,304
(COST $499,925)

SPAIN -- 8.53%
   INMOBILIARIA COLONIAL, S.A.                           8,600           291,064
   INMOBILIARIA URBIS, S.A.                              4,000            45,805
   METROVACESA, S.A.                                     3,000           122,698
   SOL MELIA, S.A.                                      16,800           137,087
--------------------------------------------------------------------------------
TOTAL SPAIN SECURITIES                                                   596,654
(COST $574,895)


UNITED KINGDOM -- 28.40%
   BRITISH LAND CO., PLC                                25,964           349,557
   CAPITAL & REGIONAL PLC                               25,600           262,893
   DERWENT VALLEY HOLDINGS PLC                          11,160           183,368
   HAMMERSON, PLC                                       22,000           288,227
   HELICAL BAR, PLC                                      5,800           102,330
   LAND SECURITIES GROUP, PLC                           15,400           326,883
   QUINTAIN ESTATES AND DEVELOPMENT, PLC                14,028           115,753
   SHAFTESBURY, PLC                                     35,700           177,977
   SLOUGH ESTATES, PLC                                  21,400           180,360
--------------------------------------------------------------------------------
TOTAL UNITED KINGDOM SECURITIES                                        1,987,348
(COST $1,942,073)


TOTAL STOCK
--------------------------------------------------------------------------------
(COST $6,409,253)                                                      6,628,551

MONEY MARKET -- 4.72%
   PNC Bank Money Market                               330,531           330,531
--------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                               330,531
--------------------------------------------------------------------------------
(COST $330,531)

TOTAL INVESTMENTS -- 99.44%
  (COST $6,409,253)                                                    6,959,082


OTHER ASSETS IN EXCESS OF LIABILITIES --- 0.56%                           38,275
                                                                   -------------

TOTAL NET ASSETS --- 100.00%                                       $   6,997,357
                                                                   -------------

* Denotes non-income producing securities for period ended September 30, 2004



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EII Realty Securities Trust
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By (Signature and Title)*  /s/ Richard J. Adler
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date     November 12, 2004
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard J. Adler
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date     November 12, 2004
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By (Signature and Title)*  /s/ Michael J. Meagher
                         -------------------------------------------------------
                           Michael J. Meagher, Vice President, Treasurer (principal financial officer)

Date     November 11, 2004
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* Print the name and title of each signing officer under his or her signature.